CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) - USD ($)		12 Months Ended
	Feb. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues		$ 700,913	$ 480,000	$ 1,511,168
Expenses
Research and development expenses		(33,538,035)	(16,211,750)	(16,080,560)
Third parties		(23,645,740)	(10,507,444)	(8,575,969)
Related parties		(9,892,295)	(5,704,306)	(7,504,591)
Administrative expenses		(10,314,536)	(3,437,900)	(2,765,134)
Loss from operations		(43,151,658)	(19,169,650)	(17,334,526)
Interest income		629,288	922,680	710,711
Other income, net		971,949	723,476	901,713
Foreign exchange gain, net		(644,693)	21,867	12,698
Change in fair value of warrant liabilities		0	1,207,415	534,305
Loss before income tax		(42,397,279)	(16,432,308)	(15,266,184)
Net loss attributable to Adagene Inc.'s shareholders		(42,397,279)	(16,432,308)	(15,266,184)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax		(6,087)	65,799	(11,288)
Total comprehensive loss attributable to Adagene Inc.'s shareholders		(42,403,366)	(16,366,509)	(15,277,472)
Net loss attributable to Adagene Inc.'s shareholders		(42,397,279)	(16,432,308)	(15,266,184)
Deemed contribution from convertible redeemable preferred shareholders	$ 1,186,187			1,186,187
Accretion of convertible redeemable preferred shares to redemption value		(248,113)	(246,184)	(222,846)
Net loss attributable to ordinary shareholders		(42,645,392)	(16,678,492)	(14,302,843)
Parent Company | Reportable Legal Entities
Expenses
Research and development expenses		(31,745,136)	(18,318,724)	(15,803,341)
Third parties		(9,582,687)	(2,844,722)	(1,810,899)
Related parties		(22,162,449)	(15,474,002)	(13,992,442)
Administrative expenses		(6,092,443)	(787,568)	(556,382)
Loss from operations		(37,213,696)	(18,817,309)	(16,359,723)
Interest income		616,933	908,981	691,448
Other income, net		103,896
Foreign exchange gain, net		1,616	(47)
Change in fair value of warrant liabilities			1,207,415	534,305
Equity in income (share of losses) of subsidiaries		(5,906,028)	268,652	(132,214)
Loss before income tax		(42,397,279)	(16,432,308)	(15,266,184)
Net loss attributable to Adagene Inc.'s shareholders		(42,397,279)	(16,432,308)	(15,266,184)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax		(6,087)	65,799	(11,288)
Total comprehensive loss attributable to Adagene Inc.'s shareholders		(42,403,366)	(16,366,509)	(15,277,472)
Net loss attributable to Adagene Inc.'s shareholders		(42,397,279)	(16,432,308)	(15,266,184)
Deemed contribution from convertible redeemable preferred shareholders				1,186,187
Accretion of convertible redeemable preferred shares to redemption value		(248,113)	(246,184)	(222,846)
Net loss attributable to ordinary shareholders		(42,645,392)	(16,678,492)	$ (14,302,843)
Parent Company | Reportable Legal Entities | Service revenue from a related party
Condensed Income Statements, Captions [Line Items]
Revenues		398,883	$ 288,983
Parent Company | Reportable Legal Entities | Licensing revenue
Condensed Income Statements, Captions [Line Items]
Revenues		$ 225,000